Lease (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease [Abstract]
Lease liabilities	$ 11,486	$ 11,651	$ 11,704